Borrowings - Debt classification (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Borrowings
Non Current Borrowings	$ 2,813.2	$ 2,842.0
Current borrowings	322.9	295.7
Total Borrowings	3,136.1	3,137.7
Borrowings including classified as held for sale	3,241.6	3,234.4
Assets and liabilities classified as held for sale
Borrowings
Non Current Borrowings	86.3	82.8
Current borrowings	19.2	13.9
Total Borrowings	105.5	96.7
Senior Notes
Borrowings
Non Current Borrowings	1,965.1	1,965.5
Current borrowings	247.5	218.4
Debentures and bank term loans
Borrowings
Non Current Borrowings	848.1	876.5
Current borrowings	75.3	77.2
Letters of credit
Borrowings
Current borrowings	$ 0.1	$ 0.1